Income Tax (Tables)	12 Months Ended
Sep. 30, 2023
Disclosure of income tax [abstract]
Schedule of Major Components of Income Tax Expense

The major components of income tax expense are as follows:

	Successor			Predecessor
	Year ended	Year ended	Period from May 1, 2021 through	Period from October 1, 2020 through
	September 30, 2023	September 30, 2022	September 30, 2021	April 30, 2021
Current income taxes	50,849	66,336	(4,149)	26,554
Deferred income taxes	27,781	(2,923)	7,577	(5,860)
Income tax expense	78,630	63,413	3,428	20,694

Schedule of Reconciliation of Effective Tax Rate

The income taxes calculated at the effective tax rate reconcile as follows:

	Successor			Predecessor
			Period from	Period from
	Year ended	Year ended	May 1, 2021 through	October 1, 2020 through
	September 30, 2023	September 30, 2022	September 30, 2021	April 30, 2021
Net profit (loss) before tax	153,652	250,524	(13,777)	119,718
Expected income tax expense (benefit) at a 25% statutory UK tax rate (prior period: 22.8% statutory Luxembourg tax rate)	38,413	57,120	(3,141)	17,242
Increased/ decreased by:
- Non-deductible expenses for tax purposes	2,699	1,812	570	137
- Non-deductible share-based compensation	19,880	—	—	—
- Change in permanent items	(687)	—	—	—
- Income exempted from tax		—	—	—
- Previous years taxes	5,461	—	—	—
- Changes in non-recognition of deferred tax assets on temporary differences/tax loss carry forwards	8,400	783	(311)	750
- Tax rate differences	5,628	14,202	3,714	3,229
- Tax rate changes	142	—	—	49
- Other	(1,305)	(10,504)	2,596	(713)
Effective income tax expense	78,630	63,413	3,428	20,694

Schedule of Net Deferred Tax Assets and Liabilities

The net deferred tax assets and liabilities mainly relate to the following differences between IFRS and the tax base and are shown in the following table:

	Successor
	September 30, 2023		September 30, 2022
	Assets	Liabilities	Assets	Liabilities
Trade receivables	223		6,858	—
Inventories	59,714	2,602	67,571	2,381
Other current assets	30	125	153	736
Property, plant and equipment	1,240	9,005	2,230	9,039
Right-of-use assets		27,037	—	29,411
Intangible assets		168,297	—	134,823
Other current financial liabilities	7,571		6,883	—
Other current liabilities	674	737	831	3,707
Current provisions	8,815	627	4,401	200
Employee benefit obligations			—	—
Non-current provisions			—	—
Other non-current financial liabilities	22,245	17,433	23,305	20,196
Tax loss and interest carryforwards	15,559		—	—
Deferred tax assets (liabilities)	116,069	225,863	112,232	200,493
Offsetting	(116,069)	(116,069)	(107,642)	(107,642)
Deferred tax assets (liabilities) on balance sheet	—	109,794	4,590	92,851

Schedule of Deferred Taxes

The deferred taxes developed as follows:

	Successor			Predecessor
	September 30, 2023	September 30, 2022	September 30, 2021	April 30, 2021
Net amount at October 1 / May 1	(88,261)	(79,047)	(78,185)	193
thereof deferred tax assets	4,590	—	—	16,401
thereof deferred tax liabilities	92,851	79,047	78,185	16,208
Taxes charged
to income statement	27,781	(2,923)	7,577	(5,860)
to other comprehensive income		—	—	—
Exchange differences	(6,249)	12,137	(6,715)	(694)
Net amount at September 30	(109,794)	(88,261)	(79,047)	6,747
thereof deferred tax assets	—	4,590	—	21,790
thereof deferred tax liabilities	109,794	92,851	79,047	15,043

Schedule of Unrecognised Deferred Taxes	For the following (gross) items, no deferred taxes were recognized:

	September 30, 2023	September 30, 2022
Tax loss carry forwards	53,050	12,762
	53,050	12,762